THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
(UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                  --------------
                                                COMMON STOCKS -- 66.06%*
            AEROSPACE -- 2.20%*
   650,500  Honeywell International Inc.................................  $   26,540,400
                                                                          --------------
            ANIMAL FEED -- 0.42%*
    94,600  Agribrands International, Inc.**............................       5,106,508
                                                                          --------------
            BANKS -- 1.83%*
   286,500  Bank United Corp. Litigation Contingent Payment Rights
              Trust**(7)................................................          71,625
   106,900  Centura Banks, Inc..........................................       5,286,205
   424,200  Old Kent Financial Corporation(6)...........................      16,713,480
                                                                          --------------
                                                                              22,071,310
                                                                          --------------
            BROADCASTING -- 3.89%*
   468,500  Chris-Craft Industries, Inc.**..............................      29,632,625
   697,000  Citadel Communications Corporation**........................      17,337,875
                                                                          --------------
                                                                              46,970,500
                                                                          --------------
            BROKERAGE & INVESTMENT BANKING -- 0.48%*
   213,600  Morgan Keegan, Inc..........................................       5,831,280
                                                                          --------------
            COMMERCIAL FINANCE -- 2.77%*
 1,159,500  The CIT Group, Inc. -- Class A..............................      33,486,360
                                                                          --------------
            ELECTRIC UTILITIES -- 0.97%*
   539,100  Conectiv....................................................      11,779,335
                                                                          --------------
            FOOD & BEVERAGES -- 6.89%*
   344,600  The Quaker Oats Company.....................................      33,443,430
 1,597,100  Ralston Purina Group(1)(4)..................................      49,749,665
                                                                          --------------
                                                                              83,193,095
                                                                          --------------
            GAS UTILITIES -- 1.45%*
   677,100  MCN Energy Group Inc........................................      17,469,180
                                                                          --------------
            GIFTWARE -- 0.03%*
    73,554  Syratech Corporation**(6)...................................         367,770
                                                                          --------------
            HEALTH & BEAUTY AIDS -- 0.87%*
   913,800  Sunglass Hut International, Inc.............................      10,451,588
                                                                          --------------
            INSURANCE & INVESTMENT MANAGEMENT -- 6.74%*
   906,200  American General Corporation(4).............................      34,662,150
   803,000  Liberty Financial Companies, Inc............................      33,404,800
   732,100  Mackenzie Financial Corporation(5)..........................      13,360,825
                                                                          --------------
                                                                              81,427,775
                                                                          --------------
            INTEGRATED OIL COMPANIES -- 6.17%*
   586,800  Texaco Inc..................................................      38,963,520
   833,200  Tosco Corporation...........................................      35,627,632
                                                                          --------------
                                                                              74,591,152
                                                                          --------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
(UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                  --------------
            INTERNET SERVICES & SOFTWARE -- 0.97%*
 1,062,500  Agile Software Corporation**(1)(4)..........................  $   11,704,097
                                                                          --------------
            MACHINERY/MATERIALS HANDLING -- 0.68%*
   477,400  Svedala Industri AB(5)......................................       8,234,624
                                                                          --------------
            MEAT PACKING -- 1.86%*
 1,372,100  IBP, Inc....................................................      22,502,440
                                                                          --------------
            MULTI-INDUSTRY -- 3.10%*
   567,600  Canadian Pacific Limited(5).................................      20,830,920
   119,500  SPX Corporation**...........................................      10,845,820
   277,600  United Dominion Industries Limited..........................       5,829,600
                                                                          --------------
                                                                              37,506,340
                                                                          --------------
            OIL & GAS EXPLORATION -- 1.72%*
   346,700  Barrett Resources Corporation**(4)..........................      20,819,335
                                                                          --------------
            PAPER & FOREST PRODUCTS -- 4.37%*
 1,147,000  Willamette Industries, Inc.(1)(4)...........................      52,762,000
                                                                          --------------
            PHARMACEUTICALS -- 7.45%*
 1,144,900  ALZA Corporation**(1)(4)....................................      46,368,450
 1,430,600  BioChem Pharma Inc.**(1)(4)(5)..............................      43,543,888
       800  Shire Pharmaceuticals Group PLC -- ADR**(5).................          35,000
                                                                          --------------
                                                                              89,947,338
                                                                          --------------
            SEMICONDUCTORS & ELECTRONIC EQUIPMENT -- 2.45%*
   751,000  Dallas Semiconductor Corporation............................      19,533,510
   363,900  Silicon Valley Group, Inc.**................................      10,007,250
                                                                          --------------
                                                                              29,540,760
                                                                          --------------
            TELEPHONY -- 8.70%*
 1,212,607  AT&T Corp...................................................      25,828,529
   103,300  Deutsche Telekom AG(1)(5)(6)................................       2,395,524
   100,000  Deutsche Telekom AG -- ADR(1)(5)............................       2,319,000
 2,039,000  Intermedia Communications Inc.**............................      35,427,625
   423,049  VoiceStream Wireless Corporation**..........................      39,079,151
                                                                          --------------
                                                                             105,049,829
                                                                          --------------
            TRANSPORTATION SERVICES -- 0.05%*
    50,000  Fritz Companies, Inc.**.....................................         546,875
                                                                          --------------
            TOTAL COMMON STOCKS
              (Cost $852,842,988).......................................     797,899,891
                                                                          --------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
(UNAUDITED)

                            PRINCIPAL AMOUNT                                  VALUE
                            ----------------                              --------------
                                             CONVERTIBLE BONDS -- 5.18%*
19,450,000  DoubleClick Inc.
            4.75%, 3/15/2006(1).........................................  $   13,371,875
40,930,000  Efficient Networks, Inc.
            5.00%, 3/15/2005(1)(3)......................................      40,725,350
 5,625,000  Kent Electronics Corporation
            4.50%, 9/01/2004............................................       5,477,344
 4,000,000  Spherion Corporation
            4.50%, 6/01/2005............................................       2,935,000
                                                                          --------------
            TOTAL CONVERTIBLE BONDS
              (Cost $62,317,906)........................................      62,509,569
                                                                          --------------
                                               CORPORATE BONDS -- 6.28%*
 3,500,000  Advanta Corp. Medium Term Note,
            7.00%, 5/01/2001(1).........................................       3,500,182
14,500,000  Finova Capital Corp. Senior Note,
            7.25%, 11/08/2004(D)........................................      12,354,725
21,930,000  Lucent Technologies Inc. Note
            6.90%, 7/15/2001(2).........................................      21,743,683
12,000,000  McDermott Inc. Note
            9.375%, 3/15/2002...........................................      10,973,712
10,000,000  Rite Aid Corporation
            Callable 6/30/2002, 10.50%, 9/15/2002
              (Acquired 2/08/2001, Cost $8,942,500)(R)..................       9,475,000
19,000,000  Xerox Corporation Note
            5.765%, 11/05/2001..........................................      17,866,251
                                                                          --------------
            TOTAL CORPORATE BONDS
              (Cost $75,251,546)........................................      75,913,553
                                                                          --------------
                  CONTRACTS (100 SHARES PER CONTRACT)
                  -----------------------------------
                                         PUT OPTIONS PURCHASED -- 0.47%*
            Shire Pharmaceuticals Group PLC -- ADR:
       250    Expiration April 16, 2001, Exercise Price $55.00(6).......         281,250
       776    Expiration April 25, 2001, Exercise Price $90.00(6).......       3,589,000
       400    Expiration May 11, 2001, Exercise Price $90.00(6).........       1,775,000
                                                                          --------------
            TOTAL PUT OPTIONS PURCHASED
              (Cost $5,523,557).........................................       5,645,250
                                                                          --------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
(UNAUDITED)

                            PRINCIPAL AMOUNT                                  VALUE
                            ----------------                              --------------
                                       SHORT-TERM INVESTMENTS -- 17.69%*
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.50%*
            Federal Home Loan Bank:
 5,927,000  4.63%, 4/03/2001(1).........................................  $    5,925,475
47,519,000  4.62%, 4/04/2001(1).........................................      47,500,705
27,250,000  4.62%, 4/10/2001(1).........................................      27,218,526
82,593,000  4.62%, 4/12/2001(1).........................................      82,476,406
                                                                          --------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................     163,121,112
                                                                          --------------
            VARIABLE RATE DEMAND NOTES# -- 4.19%*
10,647,503  American Family Financial Services Inc., 4.63%(1)...........      10,647,503
14,375,680  Firstar Bank, 4.805%(1).....................................      14,375,680
17,810,000  Sara Lee Corporation, 4.655%(1).............................      17,810,000
   624,130  Wisconsin Corporate Central Credit Union, 4.725%(1).........         624,130
 7,091,786  Wisconsin Electric Power Company, 4.63%(1)..................       7,091,786
                                                                          --------------
            TOTAL VARIABLE RATE DEMAND NOTES............................      50,549,099
                                                                          --------------
            TOTAL SHORT-TERM INVESTMENTS
              (Cost $213,670,211).......................................     213,670,211
                                                                          --------------
            TOTAL INVESTMENTS
              (Cost $1,209,606,208).....................................  $1,155,638,474
                                                                          ==============

------------------------------

*    Calculated as a percentage of net assets.
**   Non-income producing security.
ADR  -- American Depository Receipt
D    Security in default.
R    Restricted under Rule 144A of the Securities Act of 1933.
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2001.
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for equity swap contracts.
(3) All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(4) All or a portion of the shares have been committed as collateral for written option contracts.
(5)  Foreign security.
(6)  Fair-valued security.
(7)  Litigation settlement rights.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2001
(UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  ------------
  226,100  Ariba, Inc..................................................  $  1,787,603
  467,900  ASM Lithography Holding N.V. -- NYS.........................    10,147,581
  532,346  AT&T Wireless Group.........................................    10,210,396
  451,650  Chevron Corporation.........................................    39,654,870
1,447,000  Deutsche Telekom AG.........................................    33,555,894
  100,000  Deutsche Telekom AG -- ADR..................................     2,319,000
  217,708  DTE Energy Company..........................................     8,664,778
  314,000  Fifth Third Bancorp.........................................    16,779,375
  686,225  General Electric Company....................................    28,725,378
  464,303  Johnson & Johnson...........................................    40,612,583
  469,450  Maxim Integrated Products, Inc..............................    19,524,426
  543,198  The News Corporation Limited -- ADR.........................    14,503,387
  386,000  PanCanadian Petroleum Ltd...................................    10,665,180
  387,800  PepsiCo, Inc................................................    17,043,810
  666,600  Phillips Petroleum Company..................................    36,696,330
  205,114  Regions Financial Corporation...............................     5,832,929
  180,000  Royal Bank Of Canada........................................     5,407,200
  724,317  Shire Pharmaceuticals Group PLC -- ADR......................    31,688,869
  184,806  SPX Corporation.............................................    16,772,993
  800,955  Tyco International Ltd......................................    34,625,285
  420,860  Tyson Foods, Inc. -- Class A................................     5,668,984
   10,000  United Parcel Service, Inc. -- Class B......................       569,000
2,039,000  WorldCom, Inc...............................................    38,103,813
                                                                         ------------
           TOTAL SECURITIES SOLD SHORT
             (Cost $477,841,180).......................................  $429,559,664
                                                                         ============

------------------------------

ADR -- American Depository Receipt
NYS -- New York Shares

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2001
(UNAUDITED)

                    CONTRACTS (100 SHARES PER CONTRACT)                         VALUE
                    -----------------------------------                       ----------
                                                                            CALL OPTIONS
                Agile Software Corporation
    1,715       Expiration April 2001, Exercise Price $17.50................  $   32,156
                ALZA Corporation
    1,977       Expiration April 2001, Exercise Price $32.50................   1,611,255
                American General Corporation:
    5,896       Expiration April 2001, Exercise Price $37.50................     869,660
    3,166       Expiration April 2001, Exercise Price $40.00................     182,045
                Barrett Resources Corporation
    3,467       Expiration April 2001, Exercise Price $60.00................     442,043
                BioChem Pharma Inc.
    3,256       Expiration April 2001, Exercise Price $30.00................     814,000
                Ralston Purina Group
      775       Expiration June 2001, Exercise Price $35.00.................      15,500
                Willamette Industries, Inc.
    2,780       Expiration April 2001, Exercise Price $45.00................     451,750
                                                                              ----------
                TOTAL OPTIONS WRITTEN
                  (Premiums received $6,313,189)............................  $4,418,409
                                                                              ==========

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(UNAUDITED)

ASSETS
  Investments, at value (Cost $1,209,606,208)...............                    $1,155,638,474
  Cash......................................................                         8,141,006
  Deposit at brokers for short sales........................                         9,574,985
  Receivable from brokers for proceeds on securities sold
     short..................................................                       454,404,635
  Receivable for investments sold...........................                        67,506,970
  Receivable for fund shares issued.........................                         8,335,395
  Receivable for forward currency exchange contracts........                           577,919
  Dividends and interest receivable.........................                         2,272,684
  Other receivables.........................................                            92,937
                                                                                --------------
          Total Assets......................................                     1,706,545,005
                                                                                --------------
LIABILITIES
  Securities sold short, at value (Proceeds of
     $477,841,180)..........................................    $429,559,664
  Payable for investment securities purchased...............      58,912,053
  Options written, at value (Premiums received
     $6,313,189)............................................       4,418,409
     See accompanying schedule
  Payable for equity swap contracts.........................         473,468
  Payable for fund shares redeemed..........................       3,301,932
  Investment advisory fee payable...........................       1,033,492
  Distribution fees payable.................................         256,913
  Dividends payable on short positions......................         381,108
  Accrued expenses and other payables.......................         304,614
                                                                ------------
          Total Liabilities.................................                       498,641,653
                                                                                --------------
NET ASSETS..................................................                    $1,207,903,352
                                                                                ==============
NET ASSETS Consist Of:
  Accumulated undistributed net investment income...........                    $   10,421,512
  Accumulated undistributed net realized gain on investments sold, forward currency exchange contracts, securities
     sold short, equity swaps, and option contracts expired
     or closed..............................................                        18,390,676
  Net unrealized appreciation (depreciation) on:
     Investments and foreign currency related items.........    $(53,963,693)
     Short positions........................................      48,281,516
     Written options........................................       1,894,780
     Equity swap contracts..................................        (473,468)
     Forward currency exchange contracts....................         577,919
                                                                ------------
     Net unrealized depreciation............................                        (3,682,946)
  Paid-in capital...........................................                     1,182,774,110
                                                                                --------------
          Total Net Assets..................................                    $1,207,903,352
                                                                                ==============
NET ASSET VALUE, offering price and redemption price per
  share ($1,207,903,352 / 77,019,433 shares of beneficial
  interest outstanding).....................................                            $15.68

                       See notes to financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................                       $ 21,012,805
  Dividend income on long positions
     (net of foreign withholding taxes of $27,074)..........                          7,874,874
                                                                                   ------------
     Total investment income................................                         28,887,679
                                                                                   ------------
EXPENSES:
  Investment advisory fee...................................    $  5,646,360
  Distribution fees.........................................       1,149,600
  Transfer agent and shareholder servicing agent fees.......         125,929
  Federal and state registration fees.......................          67,155
  Professional fees.........................................          78,761
  Trustees' fees and expenses...............................          13,022
  Custody fees..............................................         230,675
  Administration fee........................................         254,103
  Reports to shareholders...................................          67,150
  Other.....................................................          25,522
                                                                ------------
     Total operating expenses before interest expense and
       dividends on short positions.........................                          7,658,277
  Interest expense..........................................                          1,351,805
  Dividends on short positions (net of foreign withholding
     taxes of $11,156)......................................                          4,076,005
                                                                                   ------------
     Total expenses.........................................                         13,086,087
                                                                                   ------------
NET INVESTMENT INCOME.......................................                         15,801,592
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on:
     Long transactions and foreign currency related items...      19,057,911
     Short transactions.....................................       9,242,064
     Option contracts expired or closed.....................      15,561,124
     Equity swap contracts..................................       2,971,171
                                                                ------------
     Net realized gain......................................                         46,832,270
  Change in unrealized appreciation (depreciation) on:
     Investments and foreign currency related items.........     (33,082,431)
     Short positions........................................      11,226,137
     Written options........................................      (1,039,122)
     Equity swap contracts..................................      (4,021,077)
     Forward currency exchange contracts....................        (154,397)
                                                                ------------
     Net unrealized loss....................................                        (27,070,890)
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............                         19,761,380
                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                       $ 35,562,972
                                                                                   ============

                       See notes to financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares.....................................  $   921,691,054
Repurchases of Capital Shares...............................     (825,136,463)
Net Change in Receivables/Payables Related to Capital Share
  Transactions..............................................       (5,417,106)
                                                              ---------------
Cash Provided by Capital Share Transactions.................       91,137,485
Cash Used by Borrowings.....................................      (67,800,000)
Distributions Paid in Cash*.................................       (3,171,758)
                                                              ---------------
                                                                                 $  20,165,727
                                                                                 -------------
CASH PROVIDED (USED) BY OPERATIONS:
Purchases of Investments....................................   (6,240,353,196)
Proceeds from Sales of Investments..........................    6,187,082,175
                                                              ---------------
                                                                  (53,271,021)
                                                              ---------------
Decrease in Deposit at Brokers for Short Sales..............       21,074,420
Net Investment Income.......................................       15,801,592
Net Change in Receivables/Payables Related to Operations....         (205,146)
                                                              ---------------
                                                                   36,670,866
                                                              ---------------
                                                                                   (16,600,155)
                                                                                 -------------
Net Increase in Cash........................................                         3,565,572
Cash, Beginning of Year.....................................                         4,575,434
                                                                                 -------------
Cash, End of Year...........................................                     $   8,141,006
                                                                                 =============

------------------------------

*Non-cash financing activities include reinvestment of dividends of $97,152,519.

Supplemental Information:
  Cash paid for interest....................................  $     1,702,179

                       See notes to financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED          YEAR ENDED
                                                             MARCH 31, 2001       SEPTEMBER 30, 2000
                                                           ------------------     ------------------
                                                              (UNAUDITED)
Net investment income....................................    $   15,801,592         $   12,117,473
Net realized gain on investments sold, forward currency
  exchange contracts, securities sold short, equity swap
  contracts, and option contracts expired or closed......        46,832,270             91,904,956
Change in unrealized appreciation (depreciation) on
  investments, forward currency exchange contracts, short
  positions, equity swap contracts and written options...       (27,070,890)            31,393,328
                                                             --------------         --------------
Net increase in net assets resulting from operations.....        35,562,972            135,415,757
                                                             --------------         --------------
Distributions to shareholders from:
  Net investment income..................................        (7,707,751)            (2,863,460)
  Net realized gains.....................................       (92,616,526)           (45,138,822)
                                                             --------------         --------------
  Total dividends and distributions......................      (100,324,277)           (48,002,282)
                                                             --------------         --------------
Net increase in net assets from capital share
  transactions (Note 5)..................................       193,707,110            416,094,685
                                                             --------------         --------------
Net increase in net assets...............................       128,945,805            503,508,160

NET ASSETS:
Beginning of period......................................     1,078,957,547            575,449,387
                                                             --------------         --------------
End of period (including accumulated undistributed net
  investment income of $10,421,512 and $2,327,637,
  respectively)..........................................    $1,207,903,352         $1,078,957,547
                                                             ==============         ==============

                       See notes to financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                 SIX MONTHS        YEAR            YEAR            YEAR         TEN MONTHS         YEAR
                                    ENDED          ENDED           ENDED           ENDED           ENDED          ENDED
                                  MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   NOVEMBER 30,
                                    2001           2000            1999            1998           1997(7)          1996
                                 -----------   -------------   -------------   -------------   -------------   ------------
                                 (UNAUDITED)
Net Asset Value, beginning of
 period........................      $16.90         $15.37         $13.90          $15.35          $15.41          $14.87
Income from investment
 operations:
 Net investment income.........        0.24(2)        0.25(2)(3)       0.08(2)(3)       0.20(2)(3)       0.02(2)(3)       0.20(2)(3)
 Net realized and unrealized
   gain (loss) on investments..        0.33           2.50           2.71           (0.05)           1.35            1.24
                                 ----------     ----------       --------        --------        --------        --------
 Total from investment
   operations..................        0.57           2.75           2.79            0.15            1.37            1.44
Less distributions:
 Dividends from net investment
   income......................       (0.14)         (0.07)         (0.22)          (0.03)          (0.19)          (0.08)
 Distributions from net
   realized gains..............       (1.65)         (1.15)         (1.10)          (1.57)          (1.24)          (0.82)
                                 ----------     ----------       --------        --------        --------        --------
 Total distributions...........       (1.79)         (1.22)         (1.32)          (1.60)          (1.43)          (0.90)
                                 ----------     ----------       --------        --------        --------        --------
Net Asset Value, end of
 period........................      $15.68         $16.90         $15.37          $13.90          $15.35          $15.41
                                 ==========     ==========       ========        ========        ========        ========
Total Return...................        3.46%(5)       19.08%        21.39%           0.82%           9.68%(5)       10.26%
Supplemental Data and Ratios:
 Net assets, end of period
   (000's).....................  $1,207,903     $1,078,958       $575,449        $426,392        $445,987        $489,084
 Ratio of operating expenses to
   average net assets..........        1.35%(1)        1.34%(1)       1.38%(1)       1.33%(1)        1.36%(1)(6)       1.36%(1)
 Ratio of interest expense and
   dividends on short positions
   to average net assets.......        0.96%          0.86%          1.07%           1.93%           2.93%(6)        0.95%
 Ratio of net investment income
   to average net assets.......        2.79%          1.57%          0.54%           1.36%           0.13%(6)        1.36%
 Portfolio turnover rate(4)....      207.01%        419.24%        386.52%         355.38%         271.24%         276.99%

------------------------------

(1) For the six months ended March 31, 2001, the years ended September 30, 2000, 1999 and 1998, the ten months ended September 30, 1997, and for the year ended November 30, 1996, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended March 31, 2001, the years ended September 30, 2000, 1999 and 1998, the ten months ended September 30, 1997, and for the year ended November 30, 1996, were 2.31%, 2.20%, 2.45%, 3.26 %, 4.29%, and 2.31%, respectively.

(2) Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2001, the years ended September 30, 2000, 1999 and 1998, the ten months ended September 30, 1997, and for the year ended November 30, 1996, was $0.31, $0.38, $0.23, $0.49, $0.38, and
    $0.35, respectively.

(3) Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.

(4) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long position throughout the period.

(5) Not annualized.

(6) Annualized.

(7) Effective December 1, 1996 the Fund's fiscal year end was changed to September 30 from November 30.

                       See notes to financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2001 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

     Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. At March 31, 2001 fair valued long securities represent 2.2% of investments, at value. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales

     The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

C. Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. Written Option Accounting

     The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

E. Purchased Option Accounting

     The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Forward Currency Exchange Contracts

     The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

G. Distributions to Shareholders

     Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss and straddle loss deferrals, adjustments on equity swaps and unrealized gains or losses on Section 1256 contracts, which are realized, for tax purposes, at September 30, 2000. The

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fund also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

H. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. Foreign Securities

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

J. Foreign Currency Translations

     The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

K. When-Issued Securities

     The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L. Other

     Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $13,290,475 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

     The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

     Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

     Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHORT POSITIONS

     The Fund may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 5 -- SHARES OF BENEFICIAL INTEREST

     The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

     Changes in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED                   YEAR ENDED
                                             MARCH 31, 2001                SEPTEMBER 30, 2000
                                      -----------------------------   -----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                      ------------   --------------   ------------   --------------
        Sold........................   57,019,632    $ 921,691,054     60,043,484    $ 942,097,091
        Issued as reinvestment of
          dividends.................    6,259,827       97,152,519      3,145,089       46,260,669
        Redeemed....................  (50,095,859)    (825,136,463)   (36,804,346)    (572,263,075)
                                      -----------    -------------    -----------    -------------
        Net increase................   13,183,600    $ 193,707,110     26,384,227    $ 416,094,685
                                      ===========    =============    ===========    =============

     Effective August 9, 1999 through the period ended March 31, 2001, The Merger Fund was closed to new investors.

NOTE 6 -- INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six months ended March 31, 2001 (excluding short-term investments, options and short positions) aggregated $1,848,199,367 and $1,942,046,031, respectively.

     At March 31, 2001, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

        Appreciation................................................  $ 17,724,805
        (Depreciation)..............................................   (89,359,863)
                                                                      ------------
        Net unrealized depreciation on investments..................  $(71,635,058)
                                                                      ============

     At March 31, 2001, the cost of investments for federal income tax purposes was $1,227,273,532. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses. The Fund realized, on a tax basis, post-October losses through September 30, 2000 of $2,089,121 which are not recognized for tax purposes until the first day of the following fiscal year.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 7 -- OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the six months ended March 31, 2001, were as follows:

                                                                       PREMIUM       NUMBER OF
                                                                        AMOUNT       CONTRACTS
                                                                     ------------    ---------
        Options outstanding at September 30, 2000..................  $  8,078,627      15,390
        Options written............................................    30,359,928      97,974
        Options closed.............................................    (4,298,339)     (8,692)
        Options exercised..........................................   (17,908,750)    (44,895)
        Options expired............................................    (9,918,277)    (36,745)
                                                                     ------------     -------
        Options outstanding at March 31, 2001......................  $  6,313,189      23,032
                                                                     ============     =======

NOTE 8 -- DISTRIBUTION PLAN

     The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2001, the Fund incurred $1,149,600 pursuant to the Plan.

     The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 9 -- CREDIT FACILITY

     Custodial Trust Company has made available to the Fund a $230 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period October 1, 2000 to March 31, 2001, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.75% (weighted average rate of 7.36% during the six months ended March 31, 2001). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the six months ended March 31, 2001, the Fund had an outstanding average daily balance of $30,384,066. The maximum amount outstanding during the six months ended March 31, 2001, was $245,300,000. At March 31, 2001, the Fund did not have an outstanding loan payable balance. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 10 -- FORWARD CURRENCY EXCHANGE CONTRACTS

     At March 31, 2001, the Fund had entered into a "position hedge" forward currency exchange contract that obligated the Fund to deliver and receive a currency at a specified future date. The net unrealized appreciation of $577,919 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contract are as follows:

                       CURRENCY TO         U.S. $ VALUE AT        CURRENCY TO         U.S. $ VALUE AT
SETTLEMENT DATE        BE DELIVERED        MARCH 31, 2001         BE RECEIVED         MARCH 31, 2001
---------------  ------------------------  ---------------   ----------------------   ---------------
    4/06/01      88,319,000 Swedish Krona    $8,560,578      9,138,497 U.S. Dollars     $9,138,497

NOTE 11 -- EQUITY SWAP CONTRACTS

     The Fund has entered into both long and short equity swap contracts with three major broker/ dealers: Bear Stearns & Co., Deutsche Bank and J.P. Morgan Securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 50 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 50 to 100 basis points.

     The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

     Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

     Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2001 (UNAUDITED)

NOTE 11 -- EQUITY SWAP CONTRACTS (CONTINUED)

equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2001, the Fund had the following open contract:

                                                              UNREALIZED
TERMINATION DATE          SECURITY          SHARES    APPRECIATION (DEPRECIATION)
----------------  ------------------------  -------   ---------------------------
    10/31/01      Abbey National/Lloyds     806,589           $ (473,468)
                  TSB Group Swap

     For the period ended March 31, 2001, the Fund realized gains of $2,971,171 upon the termination of equity swap contracts.

INVESTMENT ADVISER
      Westchester Capital Management, Inc.
      100 Summit Lake Drive
      Valhalla, NY 10595
      (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
      PAYING AGENT, AND SHAREHOLDER
      SERVICING AGENT
      Firstar Mutual Fund Services, LLC
      615 East Michigan Street
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

CUSTODIAN
      Firstar Bank, N.A.
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

TRUSTEES
      Frederick W. Green
      Michael J. Downey
      James P. Logan III

EXECUTIVE OFFICERS
      Frederick W. Green, President
      Bonnie L. Smith, Vice President, Treasurer and Secretary

COUNSEL
      Fulbright & Jaworski L.L.P.
      666 Fifth Avenue
      New York, NY 10103

INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      100 East Wisconsin Avenue
      Milwaukee, WI 53202

                                                                 LOGO

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2001